Basis of preparation	12 Months Ended
Dec. 31, 2019
Basis Of Preparation [Abstract]
Basis of Preparation
2.	Basis of preparation.

2.1	Statement of compliance
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued
by the International Accounting Standards Board (“IASB”) (“IFRS-IASB”).
These consolidated financial statements have been approved by the
Management
of Banco BBVA Argentina S.A. on
April
27
 2020.

2.2	Comparative information
Leases
As of January 1, 2019, IFRS 16 “Leases” replaced IAS 17 “Leases” and includes changes in the lesee accounting model (see Note 7.2). This amendment was applied using the modified retrospective method and the previous years have not been restated for comparison purposes as allowed by the standard.
Hyperinflacionary economies
In 2019, the information as of December 31, 2018 and 2017 was restated for comparative purposes for hyperinflationary economies in accordance with IAS 29 “Financial information in hyperinflationary economies” (see Note 3.2).
Application of IFRS 9
As of January 1, 2018, IFRS 9 “Financial instruments” replaced IAS 39 “Financial instruments: Recognition and Measurement” and included changes in the requirements for the classification and measurement of financial assets and liabilities and the impairment of financial assets (see Note 5.4.c). As permitted by the standard, IFRS 9 was not applied retrospectively for previous years.